Operating Leases	12 Months Ended
Sep. 30, 2017
Operating Leases
Operating Leases
21.	Operating Leases

At September 30, 2017, we were obligated under operating leases covering office and warehouse space and transportation equipment expiring at various dates. Future minimum lease payments required under our operating leases at September 30, 2017 were approximately as follows:

Fiscal period ending September 30,
2018	$2,272
2019	1,872
2020	1,249
2021	373
2022	70
Total	$5,836

Rent expense under all operating leases was $1,642, $2,057 and $1,440 for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015, respectively.

Some of our operating leases contain provisions for future rent increases, rent-free periods or periods in which rent payments are reduced. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent obligation, which is included in accrued expenses and other long-term liabilities in the consolidated balance sheets.